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                         Massachusetts Investors Trust*
                   Massachusetts Investors Growth Stock Fund*
                         MFS Capital Opportunities Fund*
                              MFS Core Growth Fund
                            MFS Emerging Growth Fund*
                                 MFS Value Fund
                          MFS Growth Opportunities Fund
                            MFS Large Cap Growth Fund
                            MFS Managed Sectors Fund
                            MFS Mid Cap Growth Fund*
                             MFS New Discovery Fund
                               MFS Research Fund*
                       MFS Research Growth and Income Fund
                           MFS Strategic Growth Fund*
                               MFS Technology Fund
                             MFS Total Return Fund*
                         MFS Union Standard Equity Fund
                               MFS Utilities Fund
                                 MFS Bond Fund*
                      MFS Government Limited Maturity Fund
                          MFS Government Mortgage Fund
                         MFS Government Securities Fund
                              MFS High Income Fund
                        MFS High Yield Opportunities Fund
                           MFS Limited Maturity Fund*
                            MFS Strategic Income Fund
                          MFS International Growth Fund
                        MFS International Investors Trust
                      MFS International New Discovery Fund
                         MFS Research International Fund
                        MFS Global Asset Allocation Fund
                             MFS Global Equity Fund*
                           MFS Global Governments Fund
                             MFS Global Growth Fund
                       MFS Global Telecommunications Fund
                          MFS Global Total Return Fund
                        MFS Emerging Markets Equity Fund

          Supplement to the Current Statement of Additional Information

     During the period from January 2, 2001 through April 30, 2001 (unless extended by MFS Fund Distributors, nc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to investors purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs, SAR SEPs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A. G. Edwards & Sons, Inc. to investors purchasing such Funds through Eligible IRAs during the Sales Period.

                 The date of this Supplement is January 2, 2001.

*El presente suplemento tambien se encuentran disponibles en espanol. Solicite ejemplares a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.